Note 37 - Subsidiaries with significant non-controlling interests (Detail) - DWS Group GmbH and Co. KGaA [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subsidiaries with significant non-controlling interests, DWS Group GmbH & Co. KGaA [Line Items]
Proportion of ownership interests and voting rights held by non-controlling interests	20.51%	20.51%
Place of business	Global	Global
Net income (loss) attributable to noncontrolling interests	€ 161	€ 117
Accumulated non-controlling interests of the subsidiary	1,545	1,412
Dividends paid to noncontrolling interests	74	69
Summarised financial information [Abstract]
Total assets	11,611	10,448
Total liabilities	4,166	3,685
Total net revenues	2,720	2,237
Net income (loss)	782	558
Total comprehensive income (loss), net of tax	€ 1,064	€ 259